Summary Of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Restricted cash	$ 2,124,655	$ 55,322
Value added tax rate, description	All of the Company’s products that are sold in the PRC are subject to a Chinese value-added tax at a rate of 17% of the gross sales price. The value-added tax rate was reduced to 16% from May 1, 2018, and was further reduced to 13% from April 1 2019.
Cash, uninsured amount	$ 949,578	3,216,938
Provision for doubtful accounts for advances to suppliers	$ 7,609,244	$ 386,563	$ 19,284
Dilutive public offering warrants that included in computation of diluted EPS		16,507	0
Equity method of investments accounting description	On March 10, 2018, the Company entered into a share acquisition agreement (the “Agreement”) with the sole shareholder of Xuzhou Weijia Biotechnology Co., Ltd. (“Weijia”) to acquire 49% of the equity in Weijia. Pursuant to the Agreement, the Company issued 1,442,778 unregistered Class A common shares (based on an agreed value of $2.00 per share, totalling $2,885,556) as a consideration to the individuals designated by the selling shareholder of Weijia. The Company accounts for its investment in Weijia under the equity method of accounting.
Equity investment	$ 3,054,090
Income from investment in Weijia.	$ 168,534